UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

Bruce Fund, Inc.	20 N. Wacker Drive, Suite 2414	Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

William J Murphy.

Unified Fund Services, Inc.

2960 N. Meridian Street, Ste. 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	6/30

Date of reporting period:	09/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)

COMMON STOCKS - (38.73%)
No. of Shares		Issue	Cost	Market Value
	Automotive/Transportation (3.60%)
142,500	(a)	AMERCO	$ 8,202,450	$ 5,975,025
53,300	(a)	Amerigon, Inc.	374,699	350,714
133,791		Noble International, Ltd.	1,795,793	801,408
			10,372,942	7,127,147

	Biological Products (0.06%)
107,410	(a)	Advanced Life Sciences Holdings, Inc.	111,209	87,002
92,405	(a)	Vion Pharmaceuticals, Inc.	534,904	33,266
			646,113	120,268

	Business Services (0.86%)
210,000	(a)	Internet Capital Group, Inc.	1,518,587	1,703,100

	Chemicals (1.50%)
252,685	(a)	Omega Protein Corp.	2,012,545	2,971,576

	Consumer Products (4.24%)
1,681,706	(a)	Alanco Technologies, Inc.	3,641,225	1,833,059
395,400	(a)	American Italian Pasta Co. - Class A	1,602,157	6,563,640
			5,243,382	8,396,699

	Electric Services (1.11%)
169,849	(a)	Calpine Corp.	2,968,292	2,208,037

	Energy/Energy Services (7.27%)
144,660	(a)	Arena Resources, Inc.	946,256	5,620,041
268,500	(a)	ATP Oil & Gas Corp.	11,020,601	4,781,985
174,919	(a)	Double Eagle Petroleum Co.	3,542,912	2,497,843
100,000	(a)	Hercules Offshore, Inc.	2,996,502	1,516,000
			18,506,271	14,415,869

	Guided Missiles & Space Vehicles & Parts (0.25%)
1,370,073	(a)	SPACEHAB, Inc.	5,557,768	493,226

	Health Services (3.78%)
605,047	(a)	America Service Group, Inc.	7,020,565	5,760,047
623,790	(a)	EDAP TMS S.A. (ADR)	5,151,683	1,216,390
182,300	(a)	Health Grades, Inc.	156,028	517,732

			12,328,276	7,494,169

	Manufacturing (2.26%)
1,731,500		AirBoss of America Corp. (Canadian)	5,706,705	4,478,525

	Mineral Exploration (4.64%)
5,825,100	(a)	Admiral Bay Resources, Inc.	4,153,315	2,025,169
280,000		Kinross Gold Corp.	2,749,745	4,513,600
199,270	(a)	Solitario Exploration & Royalty Corp. (Canadian)	347,555	653,606
199,864	(a)	TXCO Resources, Inc.	2,432,694	2,006,635
			9,683,309	9,199,010

	Pharmaceutical/Drug Delivery (4.91%)
631,746	(a)	Durect Corp.	2,244,259	3,537,778
130,000	(a)	Elan Corp., plc (ADR)	851,573	1,387,100
50,000		Merck & Co., Inc.	2,130,679	1,578,000
3,876,748	(a)	NexMed, Inc.	4,539,889	465,985
150,000		Pfizer, Inc.	3,890,679	2,766,000
			13,657,079	9,734,863

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
September 30, 2008
(Unaudited)

COMMON STOCKS - (38.73%) - continued
No. of Shares		Issue	Cost	Market Value
Property-Casualty Insurance (3.14%)
1,057,511	(a)	GAINSCO, Inc.	$ 5,685,630	$ 3,066,782
51,000		RLI Corp.	2,469,842	3,166,590
			8,155,472	6,233,372

Telecommunications (1.11%)
632,679		iBasis, Inc.	1,262,819	2,208,050

		Total Common Stocks	97,619,560	76,783,911

CONVERTIBLE PREFERRED STOCKS (1.37%)
Power Producers (1.37%)
10,000		AES Trust III 6.75%	331,030	386,250
129,900		Edge Petroleum Corp., 5.75%	6,340,212	2,334,303
		Total Convertible Preferred Stocks	6,671,242	2,720,553

BONDS (48.11%)
Principal		Issue
U.S. Government (17.93%)
$ 34,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2028	12,327,640	13,784,756
40,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2029	14,932,627	15,595,440
20,000,000		U.S. Treasury "Strips", 0.00% due 2-15-2036	5,725,709	6,163,280
			32,985,976	35,543,476

Municipal (0.03%)
1,000,000	(a)	Indianapolis Airport Authority 6.50% due 11-15-2031	166,972	50,000

Corporate (0.69%)
2,300,000		Charter Communications LLC 9.92% due 4-1-2011	1,867,678	1,368,500

Corporate Convertibles (29.46%)
9,179,000		Antigenics, Inc. 5.25% due 2-1-2025	5,751,447	3,717,495
2,000,000		Atherogenics, Inc. 1.50% due 2-1-2012	1,738,144	230,000
9,013,000		Atherogenics, Inc. 4.50% due 3-1-2011	7,115,951	1,126,625
4,389,000	(c)	C&D Technologies, Inc. 5.25% due 11-1-2025	3,918,884	3,801,971
2,250,000		C&D Technologies, Inc. 5.25% due 11-1-2025	2,177,412	1,949,062
7,300,000		Cell Genesys, Inc. 3.125% due 11-1-2011	6,297,503	2,965,625
5,500,000		Cell Therapeutics, Inc. 4.00% due 7-1-2010	4,390,445	522,500
5,250,000	(c)(e)	Cell Therapeutics, Inc. 5.75% due 12-15-2011	4,753,094	656,250
1,000,000	(c)(e)	Cell Therapeutics, Inc. 6.75% due 10-31-2010	1,000,000	125,000

1,800,000	(c)(e)	Ciphergen Biosystems, Inc. 7.00% due 9-1-2011	1,536,466	1,260,000
5,650,000		CV Therapeutics, Inc. 2.75% due 5-16-2012	5,444,915	4,569,437
9,140,000	(e)	deCODE Genetics, Inc. 3.50% due 4-15-2011	7,740,262	1,873,700
2,000,000	(c)(e)	Edap TMS S.A. 9.00% due 10-30-2012	2,000,000	1,800,000
6,600,000		Endeavor International Corp. 6.00% due 1-15-2012	6,217,729	5,453,250
3,500,000		Epix Medical, Inc. 3.00% due 6-15-2024	2,520,816	2,143,750
3,000,000		Human Genome Sciences, Inc., 2.25% due 10-15-2011	2,763,595	2,141,250
2,150,000		Incyte Corp. 3.50% due 2/15/2011	1,916,596	1,980,688
2,000,000		Indevus Pharmaceuticals, Inc. 6.25% due 7-15-2009	1,909,792	2,207,500
3,000,000	(c)	Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	2,758,451	3,772,500
1,060,000		Isis Pharmaceuticals, Inc. 2.625% due 2-15-2027	1,081,749	1,332,950
2,466,637	(b)(e)	Kellstrom Industries, Inc. 5.50% due 6-15-2003	143,750	73,999
1,000,000	(b)(e)	Kellstrom Industries, Inc. 5.75% due 10-15-2002	53,750	30,000
2,700,000		Midway Games, Inc. 6.00% due 9-30-2025	2,530,007	2,247,750
9,019,000		Oscient Pharmaceuticals 3.50% due 4-15-2011	7,448,856	1,736,158
5,150,000		Terremark Worldwide, Inc. 9.00% due 6-15-2009	4,925,829	5,240,125
3,000,000		Viropharma, Inc. 2.00% due 3-15-2017	2,346,958	2,463,750
7,000,000	(c)	Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	6,686,231	2,633,750
920,000		Vion Pharmaceuticals, Inc. 7.75% due 2-15-2012	508,233	346,150
		Total Corporate Convertibles	97,676,865	58,401,235

		Total Bonds	132,697,491	95,363,211

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS - continued
September 30, 2008
(Unaudited)

WARRANTS (0.03%)
No. of Shares		Issue	Cost	Market Value
168,000	(a)(e)	Edap Inc., expires 10-30-2013	$ -	$ 42,000
468,000	(a)(e)	Vion Pharmaceuticals, Inc., expires 2-15-2010	-	23,400
		Total Warrants	-	65,400

RIGHTS (0.01%)

200,000	(a)(e)(f)	Calpine Corp. Escrow Retirement Rights	-	20,000
		Total Warrants	-	20,000

MONEY MARKET (10.53%)

20,878,160		Fidelity Prime Fund Capital Reserve - Asset Class
	(d)	1.99%	20,878,160	20,878,160
		Total Money Market	20,878,160	20,878,160

		Total Investments (98.78%)	$ 257,866,453	$ 195,831,235

		Cash and other assets less liabilities (1.22%)		2,413,539

		TOTAL NET ASSETS (100.00%)		$ 198,244,774

(a )Non-cash income producing security.
(b) In default.
(c) Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
(d) Variable rate securities; the money market rate shown represents the rate at September 30, 2008.
(e) This security is currently valued according to the fair value procedures approved by the Fund.
(f) This security has no expiration date, it will convert to common stock at a future date.
Tax Related
Gross unrealized appreciation				$ 21,437,703
Gross unrealized depreciation				(83,472,921)
Net unrealized depreciation				$ (62,035,218)

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of September 16, 2008 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Bruce Fund, Inc._______________

By

______/s/ Robert B. Bruce_______________

Robert B. Bruce, President

Date___12/1/08______________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce_
Robert B. Bruce, President

Date	12/1/08

By	/s/ R. Jeffery Bruce_______

R. Jeffery Bruce, Principal Accounting Officer

Date	12/1/08